<SEQUENCE>1
<FILENAME>HANLON_2013q1.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $270,652

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MANGEMENT INC       COM	        35710409       477    30000 SH	SOLE		             30000	  0        0
CAPE BANCORP INC 	       COM	        139209100     1242   135626 SH	SOLE		            135626 	  0	   0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      298     5628 SH  SOLE                          5628        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      293     7378 SH  SOLE                          7378        0        0
CHEVRON CORP NEW	       COM	        166764100      547     4600 SH	SOLE		              4600	  0	   0
DREYFUS STRATEGIC MUNS INC     COM	        261932107      506    55000 SH	SOLE		             55000	  0	   0
ENVESTNET INC	               COM	        29404K106      175    10000 SH	SOLE		             10000	  0	   0
EXXON MOBIL CORP 	       COM	        30231G102      426     4733 SH	SOLE		              4733	  0	   0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      291    15957 SH  SOLE                         15957        0        0
GASTAR EXPL LTD 	       COM NEW	        367299203       42    24000 SH	SOLE		             24000	  0	   0
GENERAL ELECTRIC CO	       COM	        369604103      248    10737 SH	SOLE		             10737	  0	   0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      299     6496 SH  SOLE                          6496        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      288     6902 SH  SOLE                          6902        0        0
ISHARES TR	               HIGH YLD CORP	464288513    84734   898081 SH	SOLE		            898081	  0	   0
ISHARES TR                     MSCI ACWI INDX   464288257      208     4102 SH  SOLE                          4102        0        0
ISHARES TR 	               CORE S&P500 ETF  464287200      263     1673 SH  SOLE                          1673        0        0
MARKET VECTORS ETF TR	       EM LC CURR DBT	57060U522    20462   756722 SH  SOLE		            756722	  0	   0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      289     7389 SH  SOLE                          7389        0        0
PENN NATL GAMING INC	       COM	        707569109     4894    89905 SH	SOLE		             89905	  0	   0
PFIZER INC                     COM              717081103      208     7201 SH  SOLE                          7201        0        0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      865    70000 SH	SOLE		             70000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      776    50000 SH	SOLE		             50000	  0	   0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI	73936T557    25445  1314887 SH  SOLE		           1314887	  0	   0
RAIT FINANCIAL TRUST	       COM NEW	        749227609      133    16666 SH	SOLE		             16666	  0	   0
SPDR SERIES TRUST	       BRC CNV SECS ETF	78464A359    21341   503450 SH	SOLE		            503450	  0	   0
SPDR SERIES TRUST	       BRCLY EM LOCL	78464A391    20286   627456 SH	SOLE		            627456	  0	   0
SPDR SERIES TRUST	       BRC HGH YLD BD	78464A417    84676  2059740 SH	SOLE		           2059740	  0	   0
SPDR GOLD TRUST	               GOLD SHS	        78463V107      355     2300 SH	SOLE		              2300	  0	   0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803      288     9524 SH  SOLE                          9524        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      297     7590 SH  SOLE                          7590        0        0